RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4  RELATED PARTY TRANSACTIONS

On December 17, 2018, the Company entered into a Common Stock Purchase Agreement (the “Agreement”) with Andrew I. Sealfon and other sellers set forth in the Agreement and purchasers listed in the Agreement in a private placement transaction.  Pursuant to that agreement, we agreed to file a resale registration statement.  The existing stockholders party to the agreement included Andrew I. Sealfon and Paul Mark Baker, then directors of RMS, together with certain members of their respective family members.  Andrew I. Sealfon, Paul Mark Baker, Andrea Baker, Brad Sealfon and Mary Sealfon, existing stockholders party to the agreement, received an aggregate of $12,218,977 in connection with the transaction. One of the purchasers was Horton Freedom, L.P., an affiliate of Horton Capital Partners, LLC, who paid $3,842,036 in connection with the transaction.  At the time of the purchase, Horton Capital Partners, LLC beneficially owned more than 5% of our outstanding common stock. Joseph M. Manko, Jr. is the managing member of Horton Capital Partners, LLC and has served as a director of the Company since May 2016.

In connection with the purchase agreement, also on December 17, 2018, we entered into an Agreement Regarding Stock Sale with Mr. Sealfon and a separate Agreement Regarding Stock Sale with Dr. Baker.  Pursuant to these Separation Agreements, Mr. Sealfon and Dr. Baker tendered their respective resignations from our Board of Directors effective with the first closing of the transaction under the purchase agreement, which occurred on December 18, 2018.  Each of these separation agreements provides for the mutual general release by us, on the one hand, and each of Mr. Sealfon and Dr. Baker, on the other hand, of all claims against the other arising or occurring on or before the date thereof, subject to certain exceptions. Pursuant to the agreement with Mr. Sealfon, Mr. Sealfon has agreed to certain non-competition and non-solicitation restrictions for a period of six months after the first closing.

LEASED AIRCRAFT

From 1992 to 2018, we leased an aircraft from AMI Aviation, Inc., of which our former President and Chief Executive Officer, Andrew Sealfon, was a majority shareholder. The lease payments were $9,045 for the year ended December 31, 2018 and $13,421 for the ten months ended December 31, 2017.  Upon the termination of Mr. Sealfon as President and Chief Executive Officer on July 25, 2018, the Company ceased leasing this aircraft.

BUILDING LEASE

In February 2011, Mark Pastreich joined our board of directors.  Mr. Pastreich is a principal in the entity that owns the building leased by us for our corporate headquarters and manufacturing facility at 24 Carpenter Road, Chester, New York 10918.  We are in year twenty of a twenty-year lease.  With a monthly lease amount of $11,042, the lease payments were $132,504 for the twelve months ended December 31, 2018, and $110,420 for the ten months ended December 31, 2017.  The Company also paid property taxes for the twelve months ended December 31, 2018 in the amount of $50,072 and $41,959 for the ten months ended December 31, 2017.  On November 14, 2017, we executed a lease extension, which calls for six month extensions beginning March 1, 2019 with the option to renew six times at monthly lease amount of $12,088.